Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Loans:
Loans in the form of interest-bearing securities	kr 48,726		kr 51,227
Loans to credit institutions	13,529		19,009
Loans to the public	224,354		224,165
Cash collateral under the security agreements for derivative contracts	(3,201)		(11,098)
Total lending portfolio	283,408		283,303
Liquidity investments:
Cash and cash equivalents	5,219	[1]	3,482	[1]	kr 4,060		kr 11,128
Treasuries/government bonds	4,150		11,525
Other interest-bearing securities except loans	52,843		41,561
Total liquidity investments	62,212		56,568
issued by public authorities	kr 11,697		kr 10,760

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.